EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
EMPLOYEE BENEFITS

NOTE 12 - EMPLOYEE BENEFITS

The Company’s liability for severance pay is calculated according to Section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), pursuant to which Holdings’ severance pay liability to its employees is fully discharged by monthly deposits to pension fund accounts in the employees’ names, at a rate of 8.33% of the employees’ monthly salary. Under Israeli employment law, payments in accordance with Section 14 release from any future severance payment obligations in respect of those employees. The fund is made available to the employee at the time the employer-employee relationship is terminated, regardless of the cause of termination. The severance pay liabilities and deposits under Section 14 are not reflected in the consolidated balance sheets as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay deposit expenses under Section 14 for the years ended December 31, 2021 and 2020 amounted to $14 thousand and $10 thousand, respectively.